RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norge AS, Golden Ocean Group Limited, Arcadia Petroleum Limited, SolstadFarstad ASA, Seatankers Management Co. Ltd, Archer Limited, North Atlantic Drilling Ltd, Flex LNG Ltd, Sterna Finance Limited and GHL Finance Limited. In November 2014, Highlander Tankers AS, or Highlander Tankers, and Aframar AS became related parties as Robert Hvide Macleod the owner and director of these companies was appointed the Chief Executive Officer of Frontline Management AS.

Ship Finance Transactions
As of June 30, 2018, the Company held eight vessels under capital leases, all of which are leased from Ship Finance. The remaining periods on these leases at June 30, 2018 range from approximately five to nine years.

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger.

A summary of leasing transactions with Ship Finance in the six months ended June 30, 2018 and June 30, 2017 are as follows;

(in thousands of $)	2018	2017
Charter hire paid (principal and interest)	29,660	40,530
Lease interest expense	10,069	14,364
Contingent rental income	(13,145)	(12,456)
Remaining lease obligation	259,117	330,332

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. The Company recognized expense of $0.4 million in the six months ended June 30, 2018 in relation to this pooling arrangement (six months ended June 30, 2017: expense of $1.1 million).

In February 2018, the Company agreed with Ship Finance International Limited ("Ship Finance") to terminate the long-term charter for the 1998-built VLCC Front Circassia upon the sale and delivery of the vessel by Ship Finance to an unrelated third party. The charter with Ship Finance terminated in February and the charter counter party Frontline Shipping Limited (“FSL”); a non recourse subsidiary of Frontline; has agreed to pay a compensation of approximately $8.9 million for the termination of the charter to Ship Finance, which has been recorded as an interest-bearing note payable by FSL within long-term debt. The termination has reduced obligations under capital leases by $20.6 million. The Company has recorded a loss on termination, including this termination payment, of $5.8 million in the six months ended June 30, 2018.

Seatankers Transactions
The Company entered into a Services Agreement with Seatankers Management, effective January 1, 2016, and was charged $0.6 million in the six months ended June 30, 2018 (June 30, 2017: $0.4 million) for the provision of advisory and other support services.

Transactions with other affiliates of Hemen

The Company drew down $100.0 million in the six months ended June 30, 2018 from its senior unsecured revolving credit facility of up to $275.0 million with an affiliate of Hemen Holding Ltd. In February 2018 the Company extended the terms of the facility by 12 months. Following the extension, the facility is repayable in November 2019.

A summary of net amounts earned from related parties in the six months ended June 30, 2018 and June 30, 2017 are as follows:

(in thousands of $)	2018	2017
Seatankers Management Co. Ltd	2,852	1,925
Ship Finance International Limited	727	1,204
Golden Ocean Group Limited	3,587	3,101
Flex LNG Ltd	1,478	2,259
Seatankers Management Norge AS	(938)	370
Seadrill Limited	139	235
Archer Limited	149	125
Deep Sea Supply Plc	8	42
North Atlantic Drilling Ltd	19	19
Northern Drilling Ltd	63	—

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties at June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	6,569	1,239
Seatankers Management Co. Ltd	38	52
Archer Ltd	147	88
VLCC Chartering Limited	83	81
Golden Ocean Group Limited	336	1,953
Seadrill Limited	1,000	489
Flex LNG	508	979
Deep Sea Supply Plc	59	68
Northern Drilling Limited	63	—
North Atlantic Drilling Limited	202	103
Other related parties	—	16
	9,005	5,068

A summary of balances due to related parties at June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	10,797	6,349
Seatankers Management Co. Ltd	2,047	1,345
Seadrill Limited	—	1,227
Golden Ocean Group Limited	3,357	—
	16,201	8,921